FINANCIAL INSTRUMENTS (Foreign Currency Risk Management) (Details) $ in Millions	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Derivative [Line Items]
Debt amount | $		$ 400.0	$ 600.0
NOK700 million senior unsecured bonds due 2024
Derivative [Line Items]
Aggregate debt amount	kr 700,000,000				kr 700,000,000
NOK600 million senior unsecured bonds due 2025
Derivative [Line Items]
Aggregate debt amount	600,000,000			kr 600,000,000
Designated as hedging instrument | Cross currency interest rate contract due June 2024
Derivative [Line Items]
Debt amount	700,000,000	80.5
Designated as hedging instrument | Cross currency interest rate contract due January 2025
Derivative [Line Items]
Debt amount	kr 600,000,000	$ 67.5